NET FINANCIAL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Net financial (expenses)/income [Abstract]
Disclosure of financial income and expenses
The following table sets out details of financial income and expenses, including the amounts reported in the consolidated income statement within the net financial expenses line item, as well as interest income from financial services activities, recognized under net revenues, and interest expenses and other financial charges from financial services activities, recognized under cost of sales.

	For the years ended December 31,
	2017	2016	2015
Financial income:	(€ thousand)
Interest income from bank deposits	1,153	843	54
Other interest income and financial income	5,284	1,841	6,473
Interest income and other financial income	6,437	2,684	6,527
Finance income from financial services companies	50,254	58,236	61,587
Total financial income	56,691	60,920	68,114

Total financial income relating to:
Industrial companies (A)	6,437	2,684	6,527
Financial services companies (reported in net revenues)	50,254	58,236	61,587

Financial expenses:
Interest expenses on financial liabilities with FCA Group	—	—	(15,745)
Capitalized borrowing costs	1,578	1,519	1,530
Other interest cost and financial expenses	(3,775)	(4,090)	(3,163)
Interest expenses and other financial expenses	(2,197)	(2,571)	(17,378)
Interest expenses from banks	(23,057)	(27,042)	(3,357)
Interest on bonds	(9,231)	(6,937)	—
Write-downs of financial receivables	(3,530)	(3,864)	(9,607)
Net interest expenses on employee benefits provisions	—	(389)	(79)
Other financial expenses	(12,008)	(5,831)	(5,029)
Total financial expenses	(50,023)	(46,634)	(35,450)
Net expenses from derivative financial instruments and foreign currency exchange rate differences	(16,619)	(5,086)	(4,930)
Total financial expenses and net expenses from derivative financial instruments and foreign currency exchange rate differences	(66,642)	(51,720)	(40,380)

Total financial expenses and net expenses from derivative financial instruments and foreign currency exchange rate differences relating to:
Industrial companies (B)	(35,697)	(30,413)	(16,678)
Financial services companies (reported in cost of sales)	(30,945)	(21,307)	(23,702)

Net financial expenses relating to industrial companies (A+B)	(29,260)	(27,729)	(10,151)